As filed with the Securities and Exchange Commission on February 25, 2016

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 319	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 321	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (March 25, 2016) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 319 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 67, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 319 is filed solely for the purpose of designating March 25, 2016 as the new effective date of Post-Effective Amendment No. 67, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 73 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 79 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 85 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 96 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 103 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 109 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 123 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 135 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 146 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 157 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 167 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendment No. 177 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 187 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 197 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 207 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 217 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 227 to the Trust’s Registration Statement, as filed June 18, 2015, Post-Effective Amendment No. 237 to the Trust’s Registration Statement, as filed July 16, 2015, Post-Effective Amendment No. 247 to the Trust’s Registration Statement, as filed August 13, 2015, Post-Effective Amendment No. 257 to the Trust’s Registration Statement, as filed September 10, 2015, Post-Effective Amendment No. 267 to the Trust’s Registration Statement, as filed October 8, 2015, Post-Effective Amendment No. 278 to the Trust’s Registration Statement, as filed November 5, 2015, Post-Effective Amendment No. 289 to the Trust’s Registration Statement, as filed December 3, 2015, Post-Effective Amendment No. 299 to the Trust’s Registration Statement, as filed December 30, 2015, and Post-Effective Amendment No. 309 to the Trust’s Registration Statement, as filed January 28, 2016. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 319 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 25th day of February, 2016.

PIMCO ETF TRUST (Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	February 25, 2016
Brent R. Harris*

	Trustee	February 25, 2016
Douglas M. Hodge*

	Trustee	February 25, 2016
George E. Borst****

	Trustee	February 25, 2016
E. Philip Cannon*

	Trustee	February 25, 2016
Jennifer H. Dunbar****

	Trustee	February 25, 2016
Gary F. Kennedy****

	Trustee	February 25, 2016
Peter B. McCarthy****

	Trustee	February 25, 2016
Ronald C. Parker*
	President	February 25, 2016
Peter G. Strelow***	(Principal Executive Officer)
	Treasurer	February 25, 2016
Trent W. Walker**	(Principal Financial and Accounting Officer)

*, **, ***, ****By: /s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.